Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

			(dollars in millions)
	Level 1(1)	Level 2(2)	Level 3(3)	Total
Assets:
Short-term investments:
Equity securities	$295	$–	$–	$295
Fixed income securities	–	260	–	260
Other assets:
Fixed income securities	250	893	–	1,143
Interest rate swaps	–	72	–	72
Cross currency swaps	–	6	–	6

Total	$545	$1,231	$–	$1,776

Liabilities:
Other current liabilities:
Cross currency swaps and other	$–	$74	$–	$74
Other liabilities:
Forward interest rate swaps	–	216	–	216
Cross currency swaps	–	528	–	528

Total	$–	$818	$–	$818

(1)	quoted prices in active markets for identical assets or liabilities
(2)	observable inputs other than quoted prices in active markets for identical assets and liabilities
(3)	no observable pricing inputs in the market

Schedule of Fair Value of Short-Term and Long-Term Debt, Excluding Capital Leases

The fair value of our short-term and long-term debt, excluding capital leases, was as follows:

			(dollars in millions)
At December 31,	2014		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short- and long-term debt, excluding capital leases	$112,755	$126,549	$93,298	$103,527